Quarterly Holdings Report
for

Fidelity® Education Income Fund

May 31, 2021

EDI-QTLY-0721
1.9901560.100

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
3 month U.S. LIBOR + 1.180% 1.3641% 6/12/24 (a)(b)	$200,000	$205,252
4.25% 3/1/27	400,000	454,697
Verizon Communications, Inc. 3% 3/22/27	78,000	84,023
		743,972
Entertainment - 1.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	314,785
Media - 0.8%
Comcast Corp. 3.95% 10/15/25	225,000	252,590

TOTAL COMMUNICATION SERVICES		1,311,347

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
General Motors Financial Co., Inc. 1.05% 3/8/24	18,000	18,119
Toyota Motor Corp. 3.419% 7/20/23	355,000	378,151
		396,270
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	88,000	98,291
Tobacco - 1.1%
BAT Capital Corp. 4.7% 4/2/27	301,000	338,973

TOTAL CONSUMER STAPLES		437,264

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	323,155
ConocoPhillips Co. 4.95% 3/15/26	300,000	349,482
Energy Transfer LP 4.2% 9/15/23	73,000	78,229
Exxon Mobil Corp. 2.992% 3/19/25	210,000	226,715
MPLX LP:
4% 3/15/28	60,000	66,506
4.5% 7/15/23	350,000	375,092
Phillips 66 Co. 3.7% 4/6/23	118,000	124,825
		1,544,004
FINANCIALS - 19.2%
Banks - 14.2%
Bank of America Corp.:
2.816% 7/21/23 (a)	350,000	359,709
3.458% 3/15/25 (a)	393,000	422,726
Citigroup, Inc. 3.106% 4/8/26 (a)	350,000	375,611
Fifth Third Bancorp 3.65% 1/25/24	168,000	180,931
Huntington Bancshares, Inc. 2.625% 8/6/24	450,000	476,203
JPMorgan Chase & Co.:
0.824% 6/1/25 (a)	63,000	63,084
2.776% 4/25/23 (a)	350,000	357,809
3.54% 5/1/28 (a)	350,000	385,818
Lloyds Banking Group PLC 2.907% 11/7/23 (a)	285,000	294,912
National Australia Bank Ltd. 2.875% 4/12/23	468,000	490,138
PNC Financial Services Group, Inc. 3.5% 1/23/24	200,000	215,521
Royal Bank of Scotland Group PLC 4.269% 3/22/25 (a)	200,000	218,227
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/24	500,000	529,871
Wells Fargo & Co. 2.188% 4/30/26 (a)	176,000	183,514
		4,554,074
Capital Markets - 2.6%
Goldman Sachs Group, Inc. 2.905% 7/24/23 (a)	350,000	359,881
Intercontinental Exchange, Inc. 3.75% 9/21/28	125,000	139,436
Morgan Stanley 3.591% 7/22/28 (a)	300,000	331,827
		831,144
Consumer Finance - 0.5%
Synchrony Financial 2.85% 7/25/22	142,000	145,419
Insurance - 1.9%
American International Group, Inc. 2.5% 6/30/25	573,000	605,846

TOTAL FINANCIALS		6,136,483

HEALTH CARE - 1.2%
Health Care Providers & Services - 1.0%
CVS Health Corp. 4.3% 3/25/28	281,000	321,991
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	60,028

TOTAL HEALTH CARE		382,019

INDUSTRIALS - 2.5%
Aerospace & Defense - 1.4%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	129,499
The Boeing Co. 1.95% 2/1/24	307,000	315,472
		444,971
Industrial Conglomerates - 0.2%
Roper Technologies, Inc. 1% 9/15/25	76,000	75,806
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.25% 1/15/23	175,000	179,702
3.25% 3/1/25	97,000	102,851
		282,553

TOTAL INDUSTRIALS		803,330

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp. 3.15% 7/15/23	399,000	420,525
UTILITIES - 0.7%
Electric Utilities - 0.1%
Eversource Energy 0.8% 8/15/25	43,000	42,608
Independent Power and Renewable Electricity Producers - 0.6%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	191,929

TOTAL UTILITIES		234,537

TOTAL NONCONVERTIBLE BONDS
(Cost $11,577,663)		11,665,779

U.S. Treasury Obligations - 36.1%
U.S. Treasury Notes:
0.125% 7/15/23	$2,680,800	$2,678,601
0.25% 5/15/24	775,000	773,789
0.25% 7/31/25	2,250,000	2,216,953
0.75% 3/31/26	1,278,400	1,277,002
1.125% 2/15/31	484,200	463,546
2% 2/15/25	3,391,700	3,579,702
2.125% 3/31/24	500,000	526,074
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,485,380)		11,515,667

U.S. Government Agency - Mortgage Securities - 15.8%
Fannie Mae - 12.3%
2.5% 7/1/31	747,302	782,814
3% 8/1/32	1,352,106	1,428,471
3% 2/1/33	125,589	132,603
3% 2/1/33	904,260	955,897
3% 12/1/36	601,522	635,070

TOTAL FANNIE MAE		3,934,855

Freddie Mac - 3.5%
3% 7/1/32	944,335	997,975
3% 3/1/33	118,628	125,253

TOTAL FREDDIE MAC		1,123,228

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,057,388)		5,058,083

Asset-Backed Securities - 4.6%
Bank of America Credit Card Master Trust Series 2021-A1 Class A1, 0.44% 9/15/26	$80,000	$80,019
CarMax Auto Owner Trust Series 2017-4 Class A3, 2.11% 10/17/22	2,037	2,038
Ford Credit Auto Owner Trust Series 2021-A Class A3, 0.3% 8/15/25	500,000	500,306
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	11,669	11,681
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	825,000	825,421
Verizon Master Trust Series 2021-1 Class A, 0.5% 5/20/27	59,000	59,070
TOTAL ASSET-BACKED SECURITIES
(Cost $1,475,143)		1,478,535

Commercial Mortgage Securities - 4.9%
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	250,000	256,208
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	168,792	176,128
Series 2015-GC32 Class AAB, 3.513% 7/10/48	498,400	527,175
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C27 Class ASB, 3.278% 2/15/48	576,837	605,305
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,563,624)		1,564,816

Bank Notes - 1.6%
Truist Bank 3% 2/2/23
(Cost $520,329)	500,000	521,637
TOTAL BANK NOTES
(Cost $520,329)		521,637
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.03% (c)(d)(e)
(Cost $276,772)	276,717	276,772
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $31,956,299)		32,081,289
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(132,345)
NET ASSETS - 100%		$31,948,944

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$132
Total	$132

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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